Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
Schedule of derivative liabilities under the fair value hierarchy
	June 30, 2018
Liability	Level 1	Level 2	Level 3
Derivative liability	$—	$—	$1,117

	June 30, 2017
Liability	Level 1	Level 2	Level 3
Derivative liability	$—	$—	$61,228